Fees Summary	Oct. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,686,000
Previously Paid Amount	0.00
Total Fee Amount	233.68
Total Offset Amount	0.00
Net Fee	233.68
Narrative - Max Aggregate Offering Price	$ 2,686,000
Final Prospectus	true